Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2024	2023
	NIS	NIS
Deferred tax assets:
Net operating loss carryforward	(3,726,768)	(2,993,551)
Israeli statutory tax rate	23%	23%
Expected tax benefit	857,157	688,517
Total deferred tax assets	857,157	688,517
Less: Valuation allowance	(857,157)	(688,517)
Net deferred tax assets	-	-